Share capital	6 Months Ended
Jun. 30, 2018
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital

Note 12 Share capital

NORMAL COURSE ISSUER BID PROGRAM (NCIB)
In Q1 2018, BCE repurchased and canceled 3,085,697 common shares for a total cost of $175 million. Of the total cost, $69 million represents stated capital and $3 million represents the reduction of the contributed surplus attributable to these common shares. The remaining $103 million was charged to the deficit.
CONVERSION OF FIRST PREFERRED SHARES
On March 1, 2018, 397,181 of BCE's 5,069,935 fixed-rate Cumulative Redeemable First Preferred Shares, Series AC (Series AC Preferred Shares) were converted, on a one-for-one basis, into floating rate Cumulative Redeemable First Preferred Shares, Series AD (Series AD Preferred Shares). In addition, on March 1, 2018, 5,356,937 of BCE's 14,930,065 Series AD Preferred Shares were converted, on a one-for-one basis, into Series AC Preferred Shares.
The annual fixed dividend rate on BCE’s Series AC Preferred Shares was reset for the next five years, effective March 1, 2018, at 4.38% from 3.55%. The Series AD Preferred Shares continue to pay a monthly floating cash dividend.